Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Condensed Statements of Cash Flow Parenthetical) (Details) (Convertible Senior Notes [Member], USD $)
In Thousands, unless otherwise specified
12 Months Ended
Dec. 31, 2013
Convertible Senior Notes [Member]
Condensed Financial Statements, Captions [Line Items]
Debt Issuance Costs Excluding Auditing Fee	$ 12,150